Schedule of Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)		12 Months Ended
	Jan. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, Beginning balane		41,958
Weighted-average exercise price, Beginning balane		$ 6.71
Weighted-average remaining contractual term (years), Outstanding		8 years 11 months 15 days	8 years 11 months 1 day
Aggregate intrinsic value, Beginning balane
Number of options, Granted	48,484	48,484
Weighted-average exercise price, Granted	$ 6.71	$ 6.71
Weighted-average remaining contractual term (years), Granted		9 years
Number of options, Exercised
Weighted-average exercise price, Exercised		$ 6.71
Number of options, Forfeited
Weighted-average exercise price, Forfeited		$ 6.71
Number of options outstanding, Ending balance		90,442	41,958
Weighted-average exercise price, Ending balane		$ 6.71	$ 6.71
Aggregate intrinsic value, Ending balane
Number of options, Exercisable		22,727
Weighted-average exercise price, Exercisable		$ 6.71
Weighted-average remaining contractual term (years), Exercisable		9 years 6 months
Aggregate intrinsic value, Exercisable